Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Property, Plant and Equipment	$ 72	$ 113
Deferred Tax Assets, Operating Loss Carryforwards	0	1,005
Deferred tax assets, provisions and accruals	5,655	2,491
Deferred Tax Assets, Other	247	625
Deferred Tax Assets, Gross	5,974	4,234
Deferred Tax Liabilities, Property, Plant and Equipment	0	83
Deferred Tax Liabilities, Other	624	47
Deferred Tax Liabilities, Net	624	130
Deferred Tax Assets, Net	$ 5,350	$ 4,104